Leases - Summary of information about lease lease liabilities (Detail)	Dec. 31, 2021 EUR (€)
Disclosure Of Lease Liabilities [Line Items]
Office lease	€ (250,184)
Current Portion	(99,432)
Non-current Portion	(150,752)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office lease	€ (250,184)